Goodwill, Other Intangible Assets and Intangible Liabilities - Goodwill, other Intangible Assets and Intangible Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 1,898,427	$ 1,855,483
Finite-Lived Intangible Assets, Accumulated Amortization	(455,628)	(259,089)
Finite-Lived Intangible Assets, Net	1,442,799	1,596,394	$ 1,683,343
Other intangible assets not subject to amortization	797,400	801,400	833,200
Total other intangible assets, net	2,240,199	2,397,794
Goodwill	3,561,812	3,918,136	3,815,196
Total goodwill and other intangible assets	5,802,011	6,315,930
Television and Entertainment
Finite-Lived Intangible Assets [Line Items]
Goodwill	723,351
Television and Entertainment | Continuing Operations
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	1,185,215	1,352,867	1,551,599
Other intangible assets not subject to amortization	797,400	801,400	801,400
Goodwill	3,220,300	3,601,300	3,601,300
Total goodwill and other intangible assets	5,202,915
Digital and Data | Continuing Operations
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	257,584	243,527	103,062
Other intangible assets not subject to amortization	0	0	0
Goodwill	341,512	316,836	$ 198,565
Total goodwill and other intangible assets	599,096
FCC licenses
Finite-Lived Intangible Assets [Line Items]
Other intangible assets not subject to amortization	782,600	786,600
Trade name
Finite-Lived Intangible Assets [Line Items]
Other intangible assets not subject to amortization	14,800	14,800
Affiliate relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	212,000	212,000
Finite-Lived Intangible Assets, Accumulated Amortization	(39,750)	(26,500)
Finite-Lived Intangible Assets, Net	$ 172,250	185,500
Affiliate relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	16 years
Affiliate relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	16 years
Advertiser relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 168,000	168,000
Finite-Lived Intangible Assets, Accumulated Amortization	(63,000)	(42,000)
Finite-Lived Intangible Assets, Net	$ 105,000	126,000
Advertiser relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	8 years
Advertiser relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	8 years
Network affiliation agreements
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 362,000	362,000
Finite-Lived Intangible Assets, Accumulated Amortization	(92,113)	(50,485)
Finite-Lived Intangible Assets, Net	$ 269,887	311,515
Network affiliation agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	5 years
Network affiliation agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	16 years
Retransmission consent agreements
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 830,100	830,100
Finite-Lived Intangible Assets, Accumulated Amortization	(196,955)	(106,897)
Finite-Lived Intangible Assets, Net	$ 633,145	723,203
Retransmission consent agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	7 years
Retransmission consent agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	12 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 114,827	99,528
Finite-Lived Intangible Assets, Accumulated Amortization	(23,315)	(12,632)
Finite-Lived Intangible Assets, Net	$ 91,512	86,896
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	3 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	16 years
Content databases
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 134,299	122,400
Finite-Lived Intangible Assets, Accumulated Amortization	(23,623)	(13,001)
Finite-Lived Intangible Assets, Net	$ 110,676	109,399
Content databases | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	5 years
Content databases | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	16 years
Other technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 47,011	41,385
Finite-Lived Intangible Assets, Accumulated Amortization	(9,733)	(4,022)
Finite-Lived Intangible Assets, Net	$ 37,278	37,363
Other technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	4 years
Other technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	10 years
Trade names and trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 13,853	9,300
Finite-Lived Intangible Assets, Accumulated Amortization	(1,625)	(597)
Finite-Lived Intangible Assets, Net	$ 12,228	8,703
Trade names and trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	3 years
Trade names and trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	15 years
Other
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	3 years
Finite-Lived Intangible Assets, Gross	$ 16,337	10,770
Finite-Lived Intangible Assets, Accumulated Amortization	(5,514)	(2,955)
Finite-Lived Intangible Assets, Net	$ 10,823	$ 7,815
Other | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	3 years
Other | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (years)	11 years